16. INVESTMENTS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Disclosure of joint ventures [line items]
Current assets	R$ 19,185.4	R$ 18,893.7
Non-current assets	26,043.1	24,051.2
Current liabilities	14,907.9	12,640.4
Shareholder's equity	11,712.9	12,219.4		R$ 13,836.0	R$ 15,689.9
Book value of investment	7.5	6.4
Dividends declared	25.6	26.9
Net revenues	33,469.4	33,732.9		32,196.6
Net income (loss)	(1,098.9)	(367.4)		R$ 3,130.9
Equity pick-up	25.6	29.2
K&S Alimentos S.A [Member]
Disclosure of joint ventures [line items]
Current assets
Non-current assets	6.7
Current liabilities
Non-current liabilities	R$ 6.7
Shareholder's equity
% of participation	33.33%	0.00%
Book value of investment	R$ 2.2
Dividends declared
Net revenues		24.8	[1]
Net income (loss)		4.7	[1]
Equity pick-up		2.3	[1]
PP-BIO Administracao de bem proprio S.A. [Member]
Disclosure of joint ventures [line items]
Current assets
Non-current assets		5.9
Current liabilities
Non-current liabilities
Shareholder's equity		R$ 5.9
% of participation		33.33%
PP-BIO Administracao de bem proprio S.A. [Member]
Disclosure of joint ventures [line items]
Current assets
Non-current assets	15.9
Current liabilities
Non-current liabilities	R$ 15.9
% of participation	33.33%
Book value of investment	R$ 5.3	R$ 2.0
Dividends declared
Net revenues
Net income (loss)
Equity pick-up
PR-SAD Administracao de bem proprio S.A. [Member]
Disclosure of joint ventures [line items]
Current assets
Non-current assets		13.1
Current liabilities
Non-current liabilities
Shareholder's equity		R$ 13.1
% of participation		33.33%
PR-SAD Administracao de bem proprio S.A. [Member]
Disclosure of joint ventures [line items]
Current assets	49.4
Non-current assets	0.2
Current liabilities	(49.5)
Non-current liabilities	R$ 0.1
% of participation	50.00%
Book value of investment	R$ 4.4	R$ 5.3
Dividends declared
Net revenues
Net income (loss)
Equity pick-up
UP Alimentos Ltda. [Member]
Disclosure of joint ventures [line items]
Current assets	49.4	51.0
Non-current assets	0.2	0.2
Current liabilities	(49.5)	(51.2)
Non-current liabilities	0.1
Shareholder's equity
% of participation	50.00%	50.00%
Book value of investment
Dividends declared	25.6	26.9
Net revenues	174.9	191.3
Net income (loss)	51.1	53.8
Equity pick-up	R$ 25.6	R$ 26.9

[1]	On March 18, 2016, the Company acquired control and total shares, being treated as wholly-owned subsidiary from this date and on June 21, 2017 the name and corporate purpose was changed of K&S Alimentos S.A. to BRF Pet S.A.